Commitments and contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Nov. 30, 2022	Dec. 31, 2020	Jan. 31, 2019
Guarantor Obligations [Line Items]
Maximum guarantee	$ 550			$ 150
Losses recoverable under insurance					$ 23
Loss incident - amounts recovered	20
Northern Ocean
Guarantor Obligations [Line Items]
Maximum guarantee	150			100
Sonadrill
Guarantor Obligations [Line Items]
Maximum guarantee	400			50
Guarantees in favor of customers | Northern Ocean
Guarantor Obligations [Line Items]
Maximum guarantee	150			100
Guarantees in favor of customers | Sonadrill
Guarantor Obligations [Line Items]
Maximum guarantee	$ 400			$ 50
Guarantees in favor of customers | Sonadrill | Forecast
Guarantor Obligations [Line Items]
Maximum guarantee		$ 350	$ 50